SUPPLEMENT DATED MAY 23, 2022
        TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2022
--------------------------------------------------------------------------------
     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  FS VARIABLE SEPARATE ACCOUNT

            Polaris Platinum O-Series Variable Annuity
             with Polaris Income Builder Daily Flex
--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the Living Benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Minimum Income Base Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Builder Daily Flex Living Benefit effective on or after May 23, 2022. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated May 2, 2022. If you need a copy of the current Rate Sheet Supplement or Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-178843.

The percentages listed below apply to applications signed on or after May 23, 2022. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-178843.



              POLARIS INCOME BUILDER DAILY FLEX

                 Initial Annual Fee Rate
                 -----------------------
Calculated as percentage of the Income Base (as defined in the Optional Living Benefit section in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rates as described in the prospectus.


             --------------------------------
                                  Initial Fee
             --------------------------------
             One Covered Person      1.45%
             --------------------------------
             Two Covered Persons     1.45%




                 Minimum Income Base Percentage
                 ------------------------------
        The annual Minimum Income Base Percentage is 5%
           (as a percentage of each Purchase Payment)



     Maximum Annual Withdrawal Percentage and Protected Income
                 Payment Percentage Table
     ---------------------------------------------------------

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Optional Living Benefit section in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Optional Living Benefit section in the prospectus):


---------------------------------    ------------------------------------------
Number of Covered Persons and Age         Polaris Income Builder Daily Flex
of Covered Person(s) on the          ------------------------------------------
Activation Date (1)                      Maximum Annual      Protected Payment
                                      Withdrawal Percentage  Income Percentage
---------------------------------    ----------------------  ------------------
One Covered Person (Age 45 - 59)             3.50%                  3.50%
----------------------------------   ----------------------  ------------------
One Covered Person (Age 60 - 64)             4.00%                  4.00%
----------------------------------   ----------------------  ------------------
One Covered Person (Age 65 - 74)             5.40%                  5.40%
----------------------------------   ----------------------  ------------------
One Covered Person (Age 75
and older)                                   5.60%                  5.60%
----------------------------------   ----------------------  ------------------
Two Covered Persons (Age 45 - 59)            3.00%                  3.00%
----------------------------------   ----------------------  ------------------
Two Covered Persons (Age 60 - 64)            3.50%                  3.50%
----------------------------------   ----------------------  ------------------
Two Covered Persons (Age 65 - 74)            4.90%                  4.90%
----------------------------------   ----------------------  ------------------
Two Covered Persons (Age 75 and
Older)                                       5.10%                  5.10%
----------------------------------   ----------------------  ------------------

(1) If there are Two Covered Persons, the age on Activation Date is based on the age of the younger of the Two Covered Persons.



         Please keep this Supplement with your prospectus